SIGNIFICANT ACCOUNTING POLICIES - Leases - Assets and liabilities (Details) - CNY (¥) ¥ in Millions	Dec. 31, 2019	Jan. 01, 2019
Leases
Right-of-use assets		¥ 113.2
Operating Lease, Right-of-Use Asset, Statement of Financial Position	us-gaap:OtherAssetsNoncurrent